Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
Schedule of exchange rates used to translate amounts [Abstract]
Period end USD: RMB exchange rate	6.5713	7.0795	7.0851
Average USD: RMB exchange rate	6.6820	7.0199	6.9993